Publicly Floated Warrants (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Publicly Floated Warrants (Details) [Line Items]
Fair value of the warrants	$ 0.29	$ 0.92
Warrants [member]
Publicly Floated Warrants (Details) [Line Items]
Warrants outstanding	8,869,633	8,869,633
Exercise price	$ 11.5